Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Statement of comprehensive income [abstract]
Loss for the year	$ (7,625,316)	$ (7,500,233)	$ (1,928,870)
Other comprehensive income (loss)
Foreign currency translation adjustment	12,775	398,892
Comprehensive loss for the year	(7,612,541)	(7,101,341)	(1,928,870)
Comprehensive loss attributable to:
Shareholders of the company	(7,560,001)	(7,255,667)	(1,928,870)
Non-controlling interest	(52,540)	154,320
Comprehensive loss for the year	$ (7,612,541)	$ (7,101,341)	$ (1,928,870)